UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2011




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TOTAL RETURN STRATEGY FUND(R)
MARCH 31, 2011

                                                                      (Form N-Q)

48701-0511                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
March 31, 2011 (unaudited)

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            LONG POSITIONS (100.1%)

            COMMON STOCKS (20.1%)(a)

            CONSUMER DISCRETIONARY (2.7%)
            -----------------------------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    1,300   Polo Ralph Lauren Corp.                                      $    161
    1,800   VF Corp.                                                          177
                                                                         --------
                                                                              338
                                                                         --------
            APPAREL RETAIL (0.3%)
    2,000   Ross Stores, Inc.                                                 142
    5,200   TJX Companies, Inc.                                               259
                                                                         --------
                                                                              401
                                                                         --------
            AUTO PARTS & EQUIPMENT (0.3%)
    4,800   Autoliv, Inc.                                                     356
    2,900   TRW Automotive Holdings Corp.*                                    160
                                                                         --------
                                                                              516
                                                                         --------
            AUTOMOTIVE RETAIL (0.1%)
      500   AutoZone, Inc.*                                                   137
                                                                         --------
            BROADCASTING (0.3%)
    5,000   Discovery Communications, Inc. "A"*                               199
    2,500   Liberty Media-Starz "A"*                                          194
                                                                         --------
                                                                              393
                                                                         --------
            CABLE & SATELLITE (0.1%)
    9,400   Comcast Corp. "A"                                                 232
                                                                         --------
            CASINOS & GAMING (0.3%)
    1,300   Las Vegas Sands Corp.*                                             55
    2,600   Wynn Resorts Ltd.                                                 331
                                                                         --------
                                                                              386
                                                                         --------
            CATALOG RETAIL (0.1%)
    6,700   Liberty Media Corp. - Interactive "A"*                            107
                                                                         --------
            EDUCATION SERVICES (0.1%)
    2,800   Apollo Group, Inc. "A"*                                           117
                                                                         --------
            HOMEFURNISHING RETAIL (0.1%)
    4,400   Williams-Sonoma, Inc.                                             178
                                                                         --------
            HOTELS, RESORTS, & CRUISE LINES (0.1%)
    2,700   Starwood Hotels & Resorts Worldwide, Inc.                         157
                                                                         --------
            HOUSEWARES & SPECIALTIES (0.1%)
    1,800   Tupperware Brands Corp.                                           107
                                                                         --------
            INTERNET RETAIL (0.2%)
      700   Priceline.com, Inc.*                                              355
                                                                         --------

================================================================================

1  | USAA Total Return Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            MOVIES & ENTERTAINMENT (0.1%)
    3,400   Madison Square Garden, Inc. "A"*                             $     92
                                                                         --------
            PUBLISHING (0.1%)
      311   Washington Post Co. "B"                                           136
                                                                         --------
            RESTAURANTS (0.1%)
    4,300   Brinker International, Inc.                                       109
                                                                         --------
            SPECIALTY STORES (0.1%)
    2,000   Signet Jewelers Ltd.*                                              92
                                                                         --------
            Total Consumer Discretionary                                    3,853
                                                                         --------
            CONSUMER STAPLES (1.2%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.0%)
    1,200   Corn Products International, Inc.                                  62
                                                                         --------
            DRUG RETAIL (0.1%)
    3,300   Walgreen Co.                                                      132
                                                                         --------
            FOOD RETAIL (0.3%)
    6,100   Whole Foods Market, Inc.                                          402
                                                                         --------
            PACKAGED FOODS & MEAT (0.5%)
    4,300   Hershey Co.                                                       234
    2,100   J.M. Smucker Co.                                                  150
   14,500   Tyson Foods, Inc. "A"                                             278
                                                                         --------
                                                                              662
                                                                         --------
            TOBACCO (0.3%)
    4,300   Lorillard, Inc.                                                   409
                                                                         --------
            Total Consumer Staples                                          1,667
                                                                         --------
            ENERGY (1.9%)
            -------------
            INTEGRATED OIL & GAS (0.7%)
    3,400   Chevron Corp.                                                     365
    4,500   ConocoPhillips                                                    360
    3,300   Hess Corp.                                                        281
                                                                         --------
                                                                            1,006
                                                                         --------
            OIL & GAS DRILLING (0.4%)
    5,500   Helmerich & Payne, Inc.                                           378
    8,000   Patterson-UTI Energy, Inc.                                        235
                                                                         --------
                                                                              613
                                                                         --------
            OIL & GAS EQUIPMENT & SERVICES (0.3%)
    3,000   National-Oilwell Varco, Inc.                                      238
    1,800   Seacor Holdings, Inc.                                             166
                                                                         --------
                                                                              404
                                                                         --------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    7,000   Chesapeake Energy Corp.                                           235
      800   Cimarex Energy Co.                                                 92
                                                                         --------
                                                                              327
                                                                         --------
            OIL & GAS REFINING & MARKETING (0.3%)
    6,700   Tesoro Corp.*                                                     180
    8,500   Valero Energy Corp.                                               253
                                                                         --------
                                                                              433
                                                                         --------
            Total Energy                                                    2,783
                                                                         --------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            FINANCIALS (4.0%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
      900   BlackRock, Inc. "A"                                          $    181
    4,800   Invesco Ltd. ADR                                                  123
                                                                         --------
                                                                              304
                                                                         --------
            CONSUMER FINANCE (0.1%)
    3,200   Capital One Financial Corp.                                       166
                                                                         --------
            LIFE & HEALTH INSURANCE (0.2%)
   10,200   Lincoln National Corp.                                            306
                                                                         --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    7,500   JPMorgan Chase & Co.                                              346
                                                                         --------
            PROPERTY & CASUALTY INSURANCE (0.4%)
    3,100   Allied World Assurance Co.                                        194
    8,900   Fidelity National Financial, Inc. "A"                             126
    5,200   Travelers Companies, Inc.                                         309
                                                                         --------
                                                                              629
                                                                         --------
            REGIONAL BANKS (0.9%)
    8,000   Fifth Third Bancorp                                               111
   19,600   Huntington Bancshares, Inc.                                       130
   38,000   KeyCorp                                                           338
    3,800   M&T Bank Corp.                                                    336
   11,800   SunTrust Banks, Inc.                                              340
                                                                         --------
                                                                            1,255
                                                                         --------
            REINSURANCE (0.2%)
    3,200   Reinsurance Group of America, Inc. "A"                            201
                                                                         --------
            REITs - OFFICE (0.3%)
    4,850   CommonWealth REIT                                                 126
    3,600   SL Green Realty Corp.                                             271
                                                                         --------
                                                                              397
                                                                         --------
            REITs - RESIDENTIAL (0.2%)
    3,800   Apartment Investment & Management Co. "A"                          97
    1,800   AvalonBay Communities, Inc.                                       216
                                                                         --------
                                                                              313
                                                                         --------
            REITs - SPECIALIZED (0.9%)
    9,600   HCP, Inc.                                                         364
    4,400   Hospitality Properties Trust                                      102
    7,200   Nationwide Health Properties, Inc.                                306
      700   Public Storage                                                     78
    5,800   Rayonier, Inc.                                                    361
    1,600   Ventas, Inc.                                                       87
                                                                         --------
                                                                            1,298
                                                                         --------
            SPECIALIZED FINANCE (0.2%)
    1,100   IntercontinentalExchange, Inc.*                                   136
    5,300   NASDAQ OMX Group, Inc.*                                           137
                                                                         --------
                                                                              273
                                                                         --------
            THRIFTS & MORTGAGE FINANCE (0.1%)
   13,400   People's United Financial, Inc.                                   169
                                                                         --------
            Total Financials                                                5,657
                                                                         --------

            HEALTH CARE (2.6%)
            ------------------
            BIOTECHNOLOGY (0.6%)
    5,000   Biogen Idec, Inc.*                                                367
    1,400   Celgene Corp.*                                                     80

================================================================================

3  | USAA Total Return Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    5,900   Cephalon, Inc.*                                              $    447
                                                                         --------
                                                                              894
                                                                         --------
            HEALTH CARE DISTRIBUTORS (0.5%)
    3,600   AmerisourceBergen Corp.                                           142
    7,600   Cardinal Health, Inc.                                             313
    2,400   McKesson Corp.                                                    190
                                                                         --------
                                                                              645
                                                                         --------
            HEALTH CARE EQUIPMENT (0.5%)
    6,300   Hologic, Inc.*                                                    140
    5,500   Stryker Corp.                                                     334
    4,700   Zimmer Holdings, Inc.*                                            285
                                                                         --------
                                                                              759
                                                                         --------
            HEALTH CARE SERVICES (0.1%)
    2,100   Quest Diagnostics, Inc.                                           121
                                                                         --------
            MANAGED HEALTH CARE (0.8%)
    8,400   Aetna, Inc.                                                       314
    4,600   CIGNA Corp.                                                       204
    7,300   Coventry Health Care, Inc.*                                       233
    3,800   Health Net, Inc.*                                                 124
    6,500   UnitedHealth Group, Inc.                                          294
                                                                         --------
                                                                            1,169
                                                                         --------
            PHARMACEUTICALS (0.1%)
    2,400   Endo Pharmaceuticals Holdings, Inc.*                               92
    2,800   Forest Laboratories, Inc.*                                         90
                                                                         --------
                                                                              182
                                                                         --------
            Total Health Care                                               3,770
                                                                         --------
            INDUSTRIALS (2.4%)
            ------------------
            AEROSPACE & DEFENSE (0.5%)
      849   Huntington Ingalls Industries, Inc.*                               35
    5,100   Northrop Grumman Corp.                                            320
    6,800   Raytheon Co.                                                      346
                                                                         --------
                                                                              701
                                                                         --------
            CONSTRUCTION & ENGINEERING (0.2%)
    5,400   URS Corp.*                                                        249
                                                                         --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    3,400   Caterpillar, Inc.                                                 378
    1,700   Deere & Co.                                                       165
                                                                         --------
                                                                              543
                                                                         --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    9,900   SunPower Corp. "A"*                                               170
                                                                         --------
            INDUSTRIAL CONGLOMERATES (0.2%)
    2,800   Carlisle Companies, Inc.                                          125
    4,300   McDermott International, Inc.*                                    109
                                                                         --------
                                                                              234
                                                                         --------
            INDUSTRIAL MACHINERY (0.6%)
    5,300   Dover Corp.                                                       348
    1,600   Eaton Corp.                                                        89
    3,200   Parker-Hannifin Corp.                                             303
    3,700   Timken Co.                                                        194
                                                                         --------
                                                                              934
                                                                         --------
            RAILROADS (0.3%)
    2,400   CSX Corp.                                                         188

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    2,600   Union Pacific Corp.                                          $    256
                                                                         --------
                                                                              444
                                                                         --------
            TRUCKING (0.1%)
    4,000   Ryder System, Inc.                                                202
                                                                         --------
            Total Industrials                                               3,477
                                                                         --------
            INFORMATION TECHNOLOGY (3.5%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.3%)
   13,900   Brocade Communications Systems, Inc.*                              85
    5,700   EchoStar Corp. "A"*                                               216
    1,600   F5 Networks, Inc.*                                                164
                                                                         --------
                                                                              465
                                                                         --------
            COMPUTER STORAGE & PERIPHERALS (0.5%)
   13,000   EMC Corp.*                                                        345
    3,200   Lexmark International, Inc. "A"*                                  119
   10,300   QLogic Corp.*                                                     191
    1,600   SanDisk Corp.*                                                     74
                                                                         --------
                                                                              729
                                                                         --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
    2,900   Fiserv, Inc.*                                                     182
    4,100   Visa, Inc. "A"                                                    302
                                                                         --------
                                                                              484
                                                                         --------
            ELECTRONIC COMPONENTS (0.4%)
   11,800   Corning, Inc.                                                     243
   16,800   Vishay Intertechnology, Inc.*                                     298
                                                                         --------
                                                                              541
                                                                         --------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    1,400   Itron, Inc.*                                                       79
                                                                         --------
            ELECTRONIC MANUFACTURING SERVICES (0.1%)
    3,100   Molex, Inc.                                                        78
                                                                         --------
            INTERNET SOFTWARE & SERVICES (0.2%)
   11,200   IAC/InterActiveCorp.*                                             346
                                                                         --------
            IT CONSULTING & OTHER SERVICES (0.3%)
    2,200   International Business Machines Corp.                             359
                                                                         --------
            SEMICONDUCTOR EQUIPMENT (0.7%)
   11,900   Applied Materials, Inc.                                           186
    6,900   KLA-Tencor Corp.                                                  327
    3,700   Lam Research Corp.*                                               209
   14,200   Teradyne, Inc.*                                                   253
                                                                         --------
                                                                              975
                                                                         --------
            SEMICONDUCTORS (0.1%)
   11,100   Fairchild Semiconductor International, Inc.*                      202
                                                                         --------
            SYSTEMS SOFTWARE (0.4%)
    8,400   CA, Inc.                                                          203
   12,600   Microsoft Corp.                                                   319
   13,100   Novell, Inc.*                                                      78
                                                                         --------
                                                                              600
                                                                         --------
            TECHNOLOGY DISTRIBUTORS (0.1%)
    3,200   Tech Data Corp.*                                                  163
                                                                         --------
            Total Information Technology                                    5,021
                                                                         --------

================================================================================

5  | USAA Total Return Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            MATERIALS (0.8%)
            ----------------
            DIVERSIFIED CHEMICALS (0.2%)
    6,500   E.I. du Pont de Nemours & Co.                                $    357
                                                                         --------
            DIVERSIFIED METALS & MINING (0.2%)
    3,100   Freeport-McMoRan Copper & Gold, Inc.                              172
      600   Walter Industries, Inc.                                            82
                                                                         --------
                                                                              254
                                                                         --------
            PAPER PRODUCTS (0.3%)
    3,100   Domtar Corp.                                                      285
    3,000   MeadWestvaco Corp.                                                 91
                                                                         --------
                                                                              376
                                                                         --------
            STEEL (0.1%)
     900    Cliffs Natural Resources, Inc.                                     88
                                                                         --------
            Total Materials                                                 1,075
                                                                         --------
            TELECOMMUNICATION SERVICES (0.7%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    9,800   Verizon Communications, Inc.                                      377
                                                                         --------
            WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   10,100   MetroPCS Communications, Inc.*                                    164
    8,700   Telephone & Data Systems, Inc.                                    293
    3,100   U.S. Cellular Corp.*                                              160
                                                                         --------
                                                                              617
                                                                         --------
            Total Telecommunication Services                                  994
                                                                         --------
            UTILITIES (0.3%)
            ----------------
            GAS UTILITIES (0.1%)
    1,600   Energen Corp.                                                     101
                                                                         --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
   20,100   Genon Energy, Inc.*                                                77
    4,796   NRG Energy, Inc.*                                                 103
                                                                         --------
                                                                              180
                                                                         --------
            MULTI-UTILITIES (0.1%)
    7,400   Ameren Corp.                                                      208
                                                                         --------
            Total Utilities                                                   489
                                                                         --------
            Total Common Stocks (cost: $25,692)                            28,786
                                                                         --------
            EXCHANGE-TRADED FUNDS (77.5%)
  837,379   SPDR Trust Series 1 (d) (cost: $104,368)                      110,961
                                                                         --------
            MONEY MARKET INSTRUMENTS (2.5%)

            MONEY MARKET FUNDS (2.5%)
3,599,531   State Street Institutional Liquid Reserve Fund, 0.19% (c)       3,599
                                                                         --------
            Total Long Positions (cost: $133,659)                         143,346
                                                                         --------

            TOTAL INVESTMENTS (COST: $133,659)                           $143,346
                                                                         ========

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            SHORT POSITIONS (20.0%)

            COMMON STOCKS (20.0%)

            CONSUMER DISCRETIONARY (2.1%)
            -----------------------------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    3,100   Hanesbrands, Inc.*                                           $     84
                                                                         --------
            AUTOMOBILE MANUFACTURERS (0.1%)
    6,600   Ford Motor Co.*                                                    98
                                                                         --------
            CASINOS & GAMING (0.2%)
    3,600   Bally Technologies, Inc.*                                         136
    3,100   WMS Industries, Inc.*                                             110
                                                                         --------
                                                                              246
                                                                         --------
            COMPUTER & ELECTRONICS RETAIL (0.1%)
   12,800   RadioShack Corp.                                                  192
                                                                         --------
            GENERAL MERCHANDISE STORES (0.3%)
    7,000   Family Dollar Stores, Inc.                                        359
    3,100   Target Corp.                                                      155
                                                                         --------
                                                                              514
                                                                         --------
            HOMEBUILDING (0.4%)
   20,200   D.R. Horton, Inc.                                                 235
   10,500   M.D.C. Holdings, Inc.                                             266
    9,400   Pulte Group, Inc.*                                                 70
                                                                         --------
                                                                              571
                                                                         --------
            INTERNET RETAIL (0.4%)
    1,800   Amazon.com, Inc.*                                                 324
    9,200   Expedia, Inc.                                                     209
                                                                         --------
                                                                              533
                                                                         --------
            LEISURE PRODUCTS (0.1%)
    4,700   Hasbro, Inc.                                                      220
                                                                         --------
            MOVIES & ENTERTAINMENT (0.3%)
    4,600   DreamWorks Animation SKG, Inc. "A"*                               129
   22,900   Regal Entertainment Group "A"                                     309
                                                                         --------
                                                                              438
                                                                         --------
            SPECIALIZED CONSUMER SERVICES (0.1%)
    6,500   H&R Block, Inc.                                                   109
                                                                         --------
            Total Consumer Discretionary                                    3,005
                                                                         --------
            CONSUMER STAPLES (2.0%)
            -----------------------
            FOOD DISTRIBUTORS (0.3%)
   12,900   Sysco Corp.                                                       357
                                                                         --------
            FOOD RETAIL (0.3%)
    5,500   Kroger Co.                                                        132
   11,400   Safeway, Inc.                                                     268
                                                                         --------
                                                                              400
                                                                         --------
            HOUSEHOLD PRODUCTS (0.0%)
    1,000   Clorox Co.                                                         70
                                                                         --------

================================================================================

7  | USAA Total Return Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            HYPERMARKETS & SUPER CENTERS (0.1%)
    3,900   BJ's Wholesale Club, Inc.*                                   $    191
                                                                         --------
            PACKAGED FOODS & MEAT (0.8%)
    6,300   Campbell Soup Co.                                                 209
    2,700   Flowers Foods, Inc.                                                74
    4,900   Kellogg Co.                                                       264
    8,800   Kraft Foods, Inc. "A"                                             276
    4,700   Mead Johnson Nutrition Co.                                        272
                                                                         --------
                                                                            1,095
                                                                         --------
            PERSONAL PRODUCTS (0.2%)
   12,800   Avon Products, Inc.                                               346
                                                                         --------
            SOFT DRINKS (0.3%)
    5,600   PepsiCo, Inc.                                                     361
                                                                         --------
            Total Consumer Staples                                          2,820
                                                                         --------
            ENERGY (1.9%)
            -------------
            COAL & CONSUMABLE FUELS (0.3%)
    6,700   CONSOL Energy, Inc.                                               359
    1,600   Massey Energy Co.                                                 110
                                                                         --------
                                                                              469
                                                                         --------
            INTEGRATED OIL & GAS (0.1%)
    2,400   Murphy Oil Corp.                                                  176
                                                                         --------
            OIL & GAS DRILLING (0.3%)
    8,300   Pride International, Inc.*                                        356
                                                                         --------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
    2,700   Superior Energy Services, Inc.*                                   111
    3,600   Tidewater, Inc.                                                   215
                                                                         --------
                                                                              326
                                                                         --------
            OIL & GAS EXPLORATION & PRODUCTION (1.0%)
    2,900   Apache Corp.                                                      380
   12,600   EXCO Resources, Inc.                                              260
    2,500   Forest Oil Corp.*                                                  94
    9,600   Petrohawk Energy Corp.*                                           236
    8,200   Ultra Petroleum Corp.*                                            404
                                                                         --------
                                                                            1,374
                                                                         --------
            Total Energy                                                    2,701
                                                                         --------
            FINANCIALS (3.1%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
    6,800   Northern Trust Corp.                                              345
                                                                         --------
            DIVERSIFIED BANKS (0.1%)
    6,700   U.S. Bancorp                                                      177
                                                                         --------
            INVESTMENT BANKING & BROKERAGE (0.4%)
   16,100   Charles Schwab Corp.                                              290
    1,200   Goldman Sachs Group, Inc.                                         190
    1,700   Greenhill & Co., Inc.                                             112
                                                                         --------
                                                                              592
                                                                         --------
            MULTI-LINE INSURANCE (0.2%)
   21,700   Genworth Financial, Inc. "A"*                                     292
                                                                         --------
            PROPERTY & CASUALTY INSURANCE (0.3%)
   11,200   Allstate Corp.                                                    356
    5,700   Assured Guaranty Ltd.                                              85
                                                                         --------
                                                                              441
                                                                         --------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            REGIONAL BANKS (0.4%)
    1,700   Bank of Hawaii Corp.                                         $     81
    2,400   Cullen/Frost Bankers, Inc.                                        142
    7,300   First Horizon National Corp.                                       82
   20,300   TCF Financial Corp.                                               322
                                                                         --------
                                                                              627
                                                                         --------
            REITs - MORTGAGE (0.2%)
   13,800   Annaly Capital Management, Inc.                                   241
                                                                         --------
            REITs - OFFICE (0.5%)
    1,800   Alexandria Real Estate Equities, Inc.                             140
    3,800   Boston Properties, Inc.                                           361
    4,400   Corporate Office Properties Trust                                 159
                                                                         --------
                                                                              660
                                                                         --------
            REITs - RESIDENTIAL (0.2%)
    1,900   BRE Properties, Inc.                                               89
    7,500   UDR, Inc.                                                         183
                                                                         --------
                                                                              272
                                                                         --------
            REITs - RETAIL (0.2%)
    1,300   Federal Realty Investment Trust                                   106
    4,800   Regency Centers Corp.                                             209
                                                                         --------
                                                                              315
                                                                         --------
            REITs - SPECIALIZED (0.1%)
    3,200   Health Care REIT, Inc.                                            168
                                                                         --------
            SPECIALIZED FINANCE (0.1%)
    2,300   MSCI, Inc. "A"*                                                    85
                                                                         --------
            THRIFTS & MORTGAGE FINANCE (0.2%)
   30,100   Hudson City Bancorp, Inc.                                         291
                                                                         --------
            Total Financials                                                4,506
                                                                         --------
            HEALTH CARE (2.6%)
            ------------------
            BIOTECHNOLOGY (0.6%)
    1,400   Alexion Pharmaceuticals, Inc.*                                    138
   10,900   BioMarin Pharmaceutical, Inc.*                                    274
    7,400   Dendreon Corp.*                                                   277
    5,500   Human Genome Sciences, Inc.*                                      151
                                                                         --------
                                                                              840
                                                                         --------
            HEALTH CARE DISTRIBUTORS (0.1%)
    5,800   Patterson Companies, Inc.                                         187
                                                                         --------
            HEALTH CARE EQUIPMENT (0.7%)
   21,500   Boston Scientific Corp.*                                          155
    3,000   Edwards Lifesciences Corp.*                                       261
    2,700   Gen-Probe, Inc.*                                                  179
    4,300   Hospira, Inc.*                                                    237
    2,900   ResMed, Inc.*                                                      87
                                                                         --------
                                                                              919
                                                                         --------
            HEALTH CARE FACILITIES (0.2%)
   11,800   VCA Antech, Inc.*                                                 297
                                                                         --------
            HEALTH CARE SERVICES (0.4%)
    6,200   Express Scripts, Inc.*                                            345
    2,100   Medco Health Solutions, Inc.*                                     118
    4,300   Omnicare, Inc.                                                    129
                                                                         --------
                                                                              592
                                                                         --------

================================================================================

9  | USAA Total Return Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
             HEALTH CARE SUPPLIES (0.1%)
       900   Alcon, Inc.                                                 $    149
                                                                         --------
             MANAGED HEALTH CARE (0.3%)
      5,200  WellPoint, Inc.                                                  363
                                                                         --------
             PHARMACEUTICALS (0.2%)
      5,800  Johnson & Johnson                                                343
                                                                         --------
             Total Health Care                                              3,690
                                                                         --------
             INDUSTRIALS (2.8%)
             ------------------
             AEROSPACE & DEFENSE (0.7%)
      5,000  Boeing Co.                                                       370
      2,300  Precision Castparts Corp.                                        339
     11,000  Spirit AeroSystems Holdings, Inc. "A"*                           282
                                                                         --------
                                                                              991
                                                                         --------
             AIR FREIGHT & LOGISTICS (0.3%)
      2,600  C.H. Robinson Worldwide, Inc.                                    193
     11,300  UTi Worldwide, Inc.                                              228
                                                                         --------
                                                                              421
                                                                         --------
             AIRLINES (0.1%)
      4,300  United Continental Holdings, Inc.*                                99
                                                                         --------
             BUILDING PRODUCTS (0.2%)
      4,100  Lennox International, Inc.                                       215
      6,600  Masco Corp.                                                       92
                                                                         --------
                                                                              307
                                                                         --------
             CONSTRUCTION & ENGINEERING (0.2%)
      8,400  Quanta Services, Inc.*                                           188
      4,700  Shaw Group, Inc.*                                                167
                                                                         --------
                                                                              355
                                                                         --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
      7,000  PACCAR, Inc.                                                     366
      5,400  Terex Corp.*                                                     200
      2,500  Wabtec Corp.                                                     170
                                                                         --------
                                                                              736
                                                                         --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
      4,000  Covanta Holding Corp.                                             68
                                                                         --------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
      4,200  Robert Half International, Inc.                                  129
                                                                         --------
             INDUSTRIAL MACHINERY (0.1%)
      1,000  Flowserve Corp.                                                  129
                                                                         --------
             RESEARCH & CONSULTING SERVICES (0.1%)
      1,000  Dun & Bradstreet Corp.                                            80
                                                                         --------
             TRADING COMPANIES & DISTRIBUTORS (0.1%)
      2,100  Fastenal Co.                                                     136
                                                                         --------
             TRUCKING (0.4%)
      8,400  Con-Way, Inc.                                                    330
      3,700  Landstar System, Inc.                                            169
                                                                         --------
                                                                              499
                                                                         --------
             Total Industrials                                              3,950
                                                                         --------
             INFORMATION TECHNOLOGY (3.2%)
             -----------------------------
             APPLICATION SOFTWARE (0.5%)
     14,600  Cadence Design Systems, Inc.*                                    142

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    8,700   Compuware Corp.*                                             $    100
    7,900   Nuance Communications, Inc.*                                      155
    2,400   Salesforce.com, Inc.*                                             321
                                                                         --------
                                                                              718
                                                                         --------
            COMMUNICATIONS EQUIPMENT (0.4%)
    6,600   Ciena Corp.*                                                      171
    9,700   Cisco Systems, Inc.                                               167
    9,600   Motorola Mobility Holdings, Inc.*                                 234
                                                                         --------
                                                                              572
                                                                         --------
            COMPUTER HARDWARE (0.3%)
    3,700   Hewlett-Packard Co.                                               152
   15,400   NCR Corp.*                                                        290
                                                                         --------
                                                                              442
                                                                         --------
            COMPUTER STORAGE & PERIPHERALS (0.2%)
   17,300   Seagate Technology plc*                                           249
                                                                         --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    2,600   Computer Sciences Corp.                                           127
                                                                         --------
            ELECTRONIC COMPONENTS (0.1%)
    2,100   Dolby Laboratories, Inc. "A"*                                     103
                                                                         --------
            ELECTRONIC MANUFACTURING SERVICES (0.2%)
    9,100   Jabil Circuit, Inc.                                               186
    3,000   Trimble Navigation Ltd.*                                          152
                                                                         --------
                                                                              338
                                                                         --------
            INTERNET SOFTWARE & SERVICES (0.5%)
    4,100   Akamai Technologies, Inc.*                                        156
    1,400   Equinix, Inc.*                                                    128
    7,000   VeriSign, Inc.                                                    253
   15,800   Yahoo!, Inc.*                                                     263
                                                                         --------
                                                                              800
                                                                         --------
            SEMICONDUCTOR EQUIPMENT (0.1%)
    5,800   MEMC Electronic Materials, Inc.*                                   75
                                                                         --------
            SEMICONDUCTORS (0.7%)
    8,100   Broadcom Corp. "A"*                                               319
    3,200   Cree, Inc.*                                                       148
   18,600   Intersil Corp. "A"                                                231
    9,900   PMC-Sierra, Inc.*                                                  74
    6,800   Silicon Laboratories, Inc.*                                       294
                                                                         --------
                                                                            1,066
                                                                         --------
            SYSTEMS SOFTWARE (0.1%)
    2,500   Rovi Corp.*                                                       134
                                                                         --------
            Total Information Technology                                    4,624
                                                                         --------
            MATERIALS (0.8%)
            ----------------
            PAPER PACKAGING (0.2%)
   10,700   Bemis Co., Inc.                                                   351
                                                                         --------
            SPECIALTY CHEMICALS (0.4%)
    8,900   Nalco Holding Co.                                                 243
    3,300   Sherwin-Williams Co.                                              277
                                                                         --------
                                                                              520
                                                                         --------
            STEEL (0.2%)
    2,600   Carpenter Technology Corp.                                        111

================================================================================

11  | USAA Total Return Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
   10,800   Commercial Metals Co.                                        $    187
                                                                         --------
                                                                              298
                                                                         --------
            Total Materials                                                 1,169
                                                                         --------
            TELECOMMUNICATION SERVICES (0.9%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   27,100   Frontier Communications Corp.                                     223
   18,400   Windstream Corp.                                                  237
                                                                         --------
                                                                              460
                                                                         --------
            WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    6,700   American Tower Corp. "A"*                                         347
    3,500   Crown Castle International Corp.*                                 149
    8,500   SBA Communications Corp. "A"*                                     337
                                                                         --------
                                                                              833
                                                                         --------
            Total Telecommunication Services                                1,293
                                                                         --------
            UTILITIES (0.6%)
            ----------------
            ELECTRIC UTILITIES (0.2%)
   11,500   PPL Corp.                                                         291
                                                                         --------
            GAS UTILITIES (0.1%)
    3,200   ONEOK, Inc.                                                       214
                                                                         --------
            MULTI-UTILITIES (0.3%)
   10,200   CenterPoint Energy, Inc.                                          179
    7,000   CMS Energy Corp.                                                  137
    1,900   Integrys Energy Group, Inc.                                        96
                                                                         --------
                                                                              412
                                                                         --------
            Total Utilities                                                   917
                                                                         --------
            Total Common Stocks (proceeds: $27,098)                        28,675
                                                                         --------

            TOTAL SHORT POSITIONS (PROCEEDS: $27,098)                    $ 28,675
                                                                         ========

NUMBER
OF
CONTRACTS
---------------------------------------------------------------------------------
            PURCHASED OPTIONS (0.6%)
      300   Put - S&P 500 Index expiring April 16, 2011 at 1,260               84
      400   Put - S&P 500 Index expiring May 21, 2011 at 1,290                792
                                                                         --------

            TOTAL PURCHASED OPTIONS (COST: $1,373)                       $    876
                                                                         ========

            WRITTEN OPTIONS (0.5%)
     (200)  Call - S&P 500 Index expiring May 21, 2011 at 1,320              (661)
                                                                         --------

            TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $604)              $   (661)
                                                                         ========

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------
                                              (LEVEL 1)
                                            QUOTED PRICES        (LEVEL 2)
                                              IN ACTIVE            OTHER            (LEVEL 3)
                                               MARKETS          SIGNIFICANT        SIGNIFICANT
                                            FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
ASSETS                                         ASSETS             INPUTS              INPUTS            TOTAL
-------------------------------------------------------------------------------------------------------------
LONG POSITIONS:
  COMMON STOCKS                             $      28,786       $        --       $         --     $   28,786
  EXCHANGE-TRADED FUNDS                           110,961                --                 --        110,961
  MONEY MARKET INSTRUMENTS                          3,599                --                 --          3,599
PURCHASED OPTIONS                                     876                --                 --            876
-------------------------------------------------------------------------------------------------------------
Total                                       $     144,222       $        --       $         --     $  144,222
-------------------------------------------------------------------------------------------------------------

                                              (LEVEL 1)
                                            QUOTED PRICES        (LEVEL 2)
                                              IN ACTIVE            OTHER            (LEVEL 3)
                                               MARKETS          SIGNIFICANT        SIGNIFICANT
                                            FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
LIABILITIES                                  LIABILITIES          INPUTS             INPUTS             TOTAL
-------------------------------------------------------------------------------------------------------------
SHORT POSITIONS:
  COMMON STOCKS                             $    (28,676)       $        --       $         --     $  (28,676)
WRITTEN OPTIONS                                     (661)                --                 --           (661)
-------------------------------------------------------------------------------------------------------------
Total                                       $    (29,337)       $        --       $         --     $  (29,337)
-------------------------------------------------------------------------------------------------------------

For the period ended March 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

13  | USAA Total Return Strategy Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs) and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the- counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

14  | USAA Total Return Strategy Fund

================================================================================

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

15  | USAA Total Return Strategy Fund

================================================================================

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SHORT POSITIONS - The Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. Short positions are collateralized by cash proceeds from the short sales and by designated long positions. In order to sell securities it does not own, the Fund must borrow the securities from a broker or lending agent. If the borrowed security pays a dividend during this time, the Fund must pay the amount of the dividend to the broker or lending agent. This amount is shown as "dividend expense" on the Fund's statement of operations. The Fund is subject to risk of loss if the broker executing the short sale or the lending agent were to fail to perform its obligation under the contractual terms.

Short sales involve the risk that the Fund will incur a loss by subsequently buying the security at a higher price than the price at which the Fund previously sold the security short. Short sale transactions result in off-balance-sheet risk because the ultimate obligation may exceed the amount recorded as a liability. Because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The lender of securities sold short may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to cover their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or increase or cause a loss, as a result of the short sale.

================================================================================

                                            Notes Portfolio of Investments |  16

================================================================================

E. OPTION TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

F. As of March 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2011, were $9,932,000 and $742,000, respectively, resulting in net unrealized appreciation of $9,190,000.

================================================================================

17  | USAA Total Return Strategy Fund

================================================================================

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $143,215,000 at March 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

H. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT    Real estate investment trust
SPDR Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

SPECIFIC NOTES

(a) Securities are pledged with a broker as collateral for short positions borrowed and segregated to cover the value of the short positions.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Rate represents the money market fund annualized seven-day yield at March 31, 2011.
(d) At March 31, 2011, the security, or a portion therof, is segregated to cover the notional value of outstanding written call options.
*      Non-income-producing security.

================================================================================

                                            Notes Portfolio of Investments |  18




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    05/31/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    05/31/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    05/31/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.